OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at December 31,	2021	2020
Non-current portion of ore stockpiles (Note 19)(i)	$167.3	$149.4
Income tax recoverable and installments	6.9	2.8
Tax credits recoverable(ii)	70.6	77.4
Advances, deposits and prepaids	67.4	64.1
Other	4.1	5.0
	$316.3	$298.7
Current	$113.3	$96.1
Non-current	203.0	202.6
	$316.3	$298.7
(i)Non-current ore stockpiles represent material not scheduled for processing within the next twelve months at the Company's Canadian Malartic and Jacobina mines.
(ii)Tax credits recoverable consist of sales taxes which are recoverable either in the form of a refund from the respective jurisdictions in which the Company operates or against other taxes payable and value-added tax.